Segment Information	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Segment Information

22. Segment Information

Our segments coincide with how our businesses are managed. At December 31, 2016, our three segments included:

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Consumer and Insurance - We originate and service personal loans (secured and unsecured) through two business divisions: branch operations and centralized operations. We also offer credit insurance (life insurance, disability insurance, and involuntary unemployment insurance), non-credit insurance, and ancillary products, such as auto membership plans. As a result of the OneMain Acquisition, our combined branch operations primarily conduct business in 44 states. Our centralized operations underwrite and process certain loan applications that we receive from our branch operations or through an internet portal. If the applicant is located near an existing branch (“in footprint”), our centralized operations make the credit decision regarding the application and then request, but do not require, the customer to visit a nearby branch for closing, funding and servicing. If the applicant is not located near a branch (“out of footprint”), our centralized operations originate the loan.

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Acquisitions and Servicing - We service the SpringCastle Portfolio that was acquired through a joint venture in which we previously owned a 47% equity interest. On March 31, 2016, the SpringCastle Portfolio was sold in connection with the sale of our equity interest in the SpringCastle Joint Venture. These loans consist of unsecured loans and loans secured by subordinate residential real estate mortgages and include both closed-end accounts and open-end lines of credit. These loans are in a liquidating status and vary in substance and form from our originated loans. Unless we are terminated, we will continue to provide the servicing for these loans pursuant to a servicing agreement, which we service as unsecured loans because the liens are subordinated to superior ranking security interests.

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Real Estate - We service and hold real estate loans secured by first or second mortgages on residential real estate. Real estate loans previously originated through our branch offices or previously acquired or originated through centralized distribution channels are serviced by: (i) MorEquity and subserviced by Nationstar; (ii) Select Portfolio Servicing, Inc.; or (iii) our centralized operations. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. Prior to the OneMain Acquisition, this segment also included proceeds from the sale of our real estate loans in 2014. We used these proceeds to acquire OneMain.

The remaining components (which we refer to as “Other”) consist of our other non-originating legacy operations, which are isolated by geographic market and/or distribution channel from our three segments. These operations include: (i) Springleaf legacy operations in 14 states where we also ceased branch-based personal lending; (ii) Springleaf liquidating retail sales finance portfolio (including retail sales finance accounts from its legacy auto finance operation); (iii) Springleaf lending operations in Puerto Rico and the U.S. Virgin Islands; and (iv) the operations of Springleaf United Kingdom subsidiary, prior to its liquidation on August 16, 2016.

On November 15, 2015, we completed the OneMain Acquisition, and their results are included in our consolidated results from November 1, 2015. We include OneMain’s operations in our Consumer and Insurance segment.

The accounting policies of the segments are the same as those disclosed in Note 3, except as described below.

Due to the nature of the OneMain Acquisition and the Fortress Acquisition, we applied purchase accounting. However, we report the operating results of Consumer and Insurance, Acquisitions and Servicing, Real Estate, and Other using a “Segment Accounting Basis,” which (i) reflects our allocation methodologies for certain costs, primarily interest expense, loan loss reserves and acquisition costs to reflect the manner in which we assess our business results and (ii) excludes the impact of applying purchase accounting (eliminates premiums/discounts on our finance receivables and long-term debt at acquisition, as well as the amortization/accretion in future periods). These allocations and adjustments currently have a material effect on our reported segment basis income as compared to GAAP. We believe a Segment Accounting Basis (a basis other than GAAP) provides investors a consistent basis on which management evaluates segment performance.

We allocate revenues and expenses (on a Segment Accounting Basis) to each segment using the following methodologies:

Interest income	Directly correlated with a specific segment.

Acquisitions and Servicing - This segment includes interest expense specifically identified to the SpringCastle Portfolio.

Interest expense	Consumer and Insurance, Real Estate and Other - The Company has securitization debt and unsecured debt. The Company first allocates interest expense to its segments based on actual expense for securitizations and secured term debt and using a weighted average for unsecured debt allocated to the segments. Average unsecured debt allocations for the periods presented are as follows:

Subsequent to the OneMain Acquisition

Total average unsecured debt is allocated as follows:

● Consumer and Insurance - receives remainder of unallocated average debt; and

● Real Estate and Other - at 100% of asset base. (Asset base represents the average net finance receivables including finance receivables held for sale.)

The net effect of the change in debt allocation and asset base methodologies for 2015, had it been in place as of the beginning of the year, would be an increase in interest expense of $208 million for Consumer and Insurance and a decrease in interest expense of $157 million and $51 million for Real Estate and Other, respectively.

For the period third quarter 2014 to the OneMain Acquisition

Total average unsecured debt was allocated to Consumer and Insurance, Real Estate and Other, such that the total debt allocated across each segment equaled 83%, up to 100% and 100% of each of its respective asset base. Any excess was allocated to Consumer and Insurance.

Average unsecured debt was allocated after average securitized debt to achieve the calculated average segment debt.

Asset base represented the following:

● Consumer and Insurance - average net finance receivables, including average net finance receivables held for sale;

● Real Estate - average net finance receivables, including average net finance receivables held for sale, cash and cash equivalents, investments including proceeds from Real Estate sales; and

● Other - average net finance receivables other than the periods listed below:

● May 2015 to the OneMain Acquisition - average net finance receivables and cash and cash equivalents, less proceeds from equity issuance in 2015, operating cash reserve and cash included in other segments.

● February 2015 to April 2015 - average net finance receivables and cash and cash equivalents, less operating cash reserve and cash included in other segments.

Prior to third quarter 2014

The ratio of each segment average net finance receivables to total average net finance receivables was applied to average total debt to calculate the average segment debt. Average unsecured debt was allocated after average securitized debt and secured term loan to achieve the calculated average segment debt.

Provision for finance receivable losses

Directly correlated with a specific segment, except for allocations to Other, which are based on the remaining delinquent accounts as a percentage of total delinquent accounts.

Other revenues

Directly correlated with a specific segment, except for: (i) net gain (loss) on repurchases and repayments of debt, which is allocated to the segments based on the interest expense allocation of debt and (ii) gains and losses on foreign currency exchange, which are allocated to the segments based on the interest expense allocation of debt.

Acquisition-related transaction and integration expenses

Consists of: (i) acquisition-related transaction and integration costs related to the OneMain Acquisition, including legal and other professional fees, which we primarily report in Other, as these are costs related to acquiring the business as opposed to operating the business; (ii) software termination costs, which are allocated to Consumer and Insurance; and (iii) incentive compensation incurred above and beyond expected cost from acquiring and retaining talent in relation to the OneMain Acquisition, which are allocated to each of the segments based on services provided.

Other expenses	Salaries and benefits - Directly correlated with a specific segment. Other salaries and benefits not directly correlated with a specific segment are allocated to each of the segments based on services provided.

Other operating expenses - Directly correlated with a specific segment. Other operating expenses not directly correlated with a specific segment are allocated to each of the segments based on services provided.

Insurance policy benefits and claims - Directly correlated with a specific segment.

The “Segment to GAAP Adjustment” column in the following tables primarily consists of:

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Interest income - reverses the impact of premiums/discounts on purchased finance receivables and the interest income recognition under guidance in ASC 310-20, Nonrefundable Fees and Other Costs, and ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, and reestablishes interest income recognition on a historical cost basis;

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Interest expense - reverses the impact of premiums/discounts on acquired long-term debt and reestablishes interest expense recognition on a historical cost basis;

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Provision for finance receivable losses - reverses the impact of providing an allowance for finance receivable losses upon acquisition and reestablishes the allowance on a historical cost basis and reverses the impact of recognition of net charge-offs on purchased credit impaired finance receivables and reestablishes the net charge-offs on a historical cost basis;

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Other revenues - reestablishes the historical cost basis of mark-to-market adjustments on finance receivables held for sale and on realized gains/losses associated with our investment portfolio;

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Acquisition-related transaction and integration expenses - reestablishes the amortization of purchased software assets on a historical cost basis;

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Other expenses - reestablishes expenses on a historical cost basis by reversing the impact of amortization from acquired intangible assets and including amortization of other historical deferred costs; and

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Assets - revalues assets based on their fair values at the effective date of the OneMain Acquisition and the Fortress Acquisition.

The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2016
Interest income	$3,328	$102	$47	$4	$-	$(371)	$3,110
Interest expense	738	20	43	-	-	55	856
Provision for finance receivable losses	911	14	6	-	-	1	932
Net interest income (loss) after provision for finance receivable losses	1,679	68	(2)	4	-	(427)	1,322
Net gain on sale of SpringCastle interests	-	167	-	-	-	-	167
Other revenues	612	49	(29)	(9)	(11)	(6)	606
Acquisition-related transaction and integration expenses	100	1	1	26	-	(20)	108
Other expenses	1,503	58	27	-	(11)	54	1,631
Income (loss) before provision for (benefit from) income taxes	688	225	(59)	(31)	-	(467)	356
Income before provision for income taxes attributable to non-controlling interests	-	28	-	-	-	-	28
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$688	$197	$(59)	$(31)	$-	$(467)	$328

Assets	$15,539	$5	$361	$235	$-	$1,983	$18,123

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,482	$463	$68	$8	$-	$(91)	$1,930
Interest expense	242	87	212	56	(5)	123	715
Provision for finance receivable losses	351	68	(2)	1	-	298	716
Net interest income (loss) after provision for finance receivable losses	889	308	(142)	(49)	5	(512)	499
Other revenues	276	58	3	-	(57)	(18)	262
Acquisition-related transaction and integration expenses	16	1	1	47	-	(3)	62
Other expenses	804	111	33	15	(52)	14	925
Income (loss) before provision for (benefit from) income taxes	345	254	(173)	(111)	-	(541)	(226)
Income before provision for income taxes attributable to non-controlling interests	-	127	-	-	-	-	127
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$345	$127	$(173)	$(111)	$-	$(541)	$(353)

Assets	$16,023	$1,789	$711	$362	$-	$2,305	$21,190

At or for the Year Ended December 31, 2014
Interest income	$916	$545	$406	$17	$-	$89	$1,973
Interest expense	164	82	353	8	(5)	132	734
Provision for finance receivable losses	202	105	128	7	-	(19)	423
Net interest income (loss) after provision for finance receivable losses	550	358	(75)	2	5	(24)	816
Other revenues	215	36	154	1	(71)	411	746
Other expenses	537	123	93	11	(66)	3	701
Income (loss) before provision for (benefit from) income taxes	228	271	(14)	(8)	-	384	861
Income before provision for income taxes attributable to non-controlling interests	-	126	-	-	-	-	126
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$228	$145	$(14)	$(8)	$-	$384	$735

Assets	$4,165	$2,546	$4,116	$441	$(363)	$24	$10,929